Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	CALVERT WORLD VALUES FUND INC
Registrant CIK	dei_EntityCentralIndexKey	0000884110
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2022
Risk/Return	rr_RiskReturnHeading	Supplement to Prospectus dated February 1, 2022 as revised April 29, 2022
Strategy Narrative	rr_StrategyNarrativeTextBlock

Calvert Emerging Markets Responsible Index.  The Index is a proprietary index of CRM, the Fund’s investment adviser. Jade Huang and Christopher Madden, CFA, serve as Co-Directors of Index Management at CRM and manage the Index construction process. The Index is composed of equity securities of up to the 1,000 largest companies by market capitalization that are listed on certain global stock exchanges and issued by publicly traded companies located in or tied economically to countries that CRM has classified as emerging markets. Determinations as to whether an equity security represents a company located in or tied economically to an emerging market is based on an assessment of headquarters location, country of incorporation, primary exchange, and country of greatest revenue. CRM determines emerging market countries based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. CRM currently classifies the following countries as emerging markets: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.